Formation of the Partnership, Organization and Nature of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Formation of the Partnership, Organization and Nature of Business
Formation of the Partnership, Organization and Nature of Business

(1) Formation of the Partnership, Organization and Nature of Business

        CVR Refining, LP and subsidiaries (referred to as "CVR Refining" or the "Partnership") is an independent petroleum refiner and marketer of high value transportation fuels. As of June 30, 2013, Coffeyville Resources, LLC (referred to as "CRLLC") a wholly-owned subsidiary of CVR Energy, Inc. (referred to as "CVR Energy"), owns 100% of our general partner interest and approximately 71% of our limited partner interests. As of June 30, 2013, IEP (defined below) owns approximately 82% of CVR Energy.

        In preparation for the initial public offering (the "Initial Public Offering") of CVR Refining, on December 31, 2012, CRLLC contributed all of its interests in the operating subsidiaries which constitute its petroleum refining and related logistics business, as well as Coffeyville Finance Inc. ("Coffeyville Finance"), a finance subsidiary formed to serve as a co-issuer of debt securities, to a newly-formed subsidiary, CVR Refining, LLC ("Refining LLC"). The operating subsidiaries that were contributed to Refining LLC include the following entities: Wynnewood Energy Company, LLC ("WEC"); Wynnewood Refining Company, LLC ("WRC"); Coffeyville Resources Refining & Marketing, LLC ("CRRM"); Coffeyville Resources Crude Transportation, LLC ("CRCT"); Coffeyville Resources Terminal, LLC ("CRT"); and Coffeyville Resources Pipeline, LLC ("CRP"). The entities that were contributed by CRLLC to Refining LLC in connection with the Initial Public Offering are referred to herein as the "Refining Subsidiaries." CVR Refining Holdings, LLC ("CVR Refining Holdings"), a wholly-owned subsidiary of CRLLC, contributed its 100% membership interest in Refining LLC to the Partnership on December 31, 2012. In connection with the closing of the Initial Public Offering, CVR Refining Holdings and its subsidiary were issued a designated number of common units of the Partnership, which equated to approximately an 81% limited partner interest. CRLLC retained its other assets, including its ownership interests in CVR Partners, LP ("CVR Partners"), a NYSE traded manufacturer of nitrogen fertilizer, and its general partner.

        The contribution of entities as discussed above by CRLLC to Refining LLC is not considered a business combination accounted for under the purchase method as it is a transfer of assets under common control and, accordingly, balances were transferred at their historical cost. The combined financial statements for the periods prior to the contribution have been prepared using the Refining Subsidiaries' historical basis in the assets and liabilities, and include all revenues, costs, assets and liabilities attributed to these entities.

  Initial Public Offering of CVR Refining, LP

        On January 23, 2013, the Partnership completed its Initial Public Offering. The Partnership sold 24,000,000 common units to the public at a price of $25.00 per common unit. Additionally, on January 30, 2013, the Partnership sold an additional 3,600,000 common units to the public at a price of $25.00 per common unit in connection with the underwriters' exercise of their option to purchase additional common units. The common units, which are listed on the NYSE, began trading on January 17, 2013 under the symbol "CVRR."

        The net proceeds to CVR Refining of approximately $653.6 million after deducting underwriting discounts and commissions and offering expenses from the Initial Public Offering have been, or will be, utilized as follows:

  •
  approximately $253.0 million was used to repurchase CRLLC's 10.875% senior secured notes due 2017 (including accrued interest);

  •
  approximately $54.0 million was used to fund the turnaround expenses at the Wynnewood refinery that were incurred during the fourth quarter of 2012;

  •
  approximately $85.1 million was distributed to CRLLC;

  •
  approximately $160.0 million will be used to fund certain maintenance and environmental capital expenditures through 2014; and

  •
  the balance of the proceeds of approximately $101.5 million has been allocated to be utilized for general corporate purposes.

        Prior to the closing of the Initial Public Offering, the Partnership distributed approximately $150.0 million of cash on hand to CRLLC. Subsequent to the closing of the Initial Public Offering and through May 19, 2013, common units held by public security holders represented approximately 19% of all outstanding limited partner interests (this number includes the common units held by an affiliate of Icahn Enterprises, representing approximately 3% of all outstanding limited partner interests) and CVR Refining Holdings held common units approximating 81% of all outstanding limited partner interests.

  Underwritten Offering

        On May 20, 2013, the Partnership completed an underwritten offering (the "Underwritten Offering") by selling 12,000,000 common units to the public at a price of $30.75 per unit. American Entertainment Properties Corporation ("AEPC"), an affiliate of Icahn Enterprises LP, also purchased an additional 2,000,000 common units at the public offering price in a privately negotiated transaction with a CVR Energy subsidiary, which was completed on May 29, 2013. In connection with the Underwritten Offering, on June 10, 2013, the Partnership sold an additional 1,209,236 common units to the public at a price of $30.75 per unit in connection with a partial exercise by the underwriters of their option to purchase additional common units. The transactions described in this paragraph are collectively referred to as the "Transactions." In connection with the Transactions, the Partnership paid approximately $12.2 million in underwriting fees and approximately $0.4 million in offering costs.

        CVR Refining utilized proceeds of approximately $394.0 million from the Underwritten Offering (including the underwriters' option) to redeem 13,209,236 common units from CVR Refining Holdings, an indirect wholly-owned subsidiary of CVR Energy. The Partnership did not receive any of the proceeds from the sale of common units by a CVR Energy subsidiary to AEPC.

        Subsequent to the closing of the Transactions and as of June 30, 2013, the Partnership had 147,600,000 common units outstanding, consisting of 42,809,236 common units owned by the public representing approximately 29% of all outstanding limited partner interests (including 6,000,000 common units held by affiliates of Icahn Enterprises, representing approximately 4% of all outstanding limited partner interests) and 104,790,764 common units owned by CVR Refining Holdings representing approximating 71% of all outstanding limited partner interests. In addition, CVR Refining Holdings owns 100% of the Partnership's general partner, CVR Refining GP, LLC, which holds a non-economic general partner interest.

        The Partnership's general partner, CVR Refining GP, LLC, manages the Partnership's activities subject to the terms and conditions specified in the Partnership's partnership agreement. The Partnership's general partner is owned by CVR Refining Holdings, an indirect wholly-owned subsidiary of CVR Energy. The operations of the general partner, in its capacity as general partner, are managed by its board of directors. Actions by the general partner that are made in its individual capacity are made by CVR Refining Holdings as the sole member of the Partnership's general partner and not by the board of directors of the general partner. The members of the board of directors of the Partnership's general partner are not elected by the Partnership's unitholders and are not subject to re-election on a regular basis. The officers of the general partner manage the day-to-day affairs of the business.

        The Partnership has adopted a policy pursuant to which it will distribute all of the available cash it generates each quarter. The available cash for each quarter will be determined by the board of directors of the Partnership's general partner following the end of such quarter and will generally be distributed within 60 days of quarter end. The partnership agreement does not require that the Partnership make cash distributions on a quarterly basis or at all, and the board of directors of the general partner of the Partnership can change the distribution policy at any time.

        The Partnership entered into a services agreement on December 31, 2012, pursuant to which the Partnership and its general partner obtain certain management and other services from CVR Energy. In addition, by virtue of the fact that the Partnership is a controlled affiliate of CVR Energy, the Partnership is bound by an omnibus agreement entered into by CVR Energy, CVR Partners and the general partner of CVR Partners, pursuant to which the Partnership may not engage in, whether by acquisition or otherwise, the production, transportation or distribution, on a wholesale basis, of fertilizer in the contiguous United States, or a fertilizer restricted business, for so long as CVR Energy and certain of its affiliates continue to own at least 50% of CVR Partners' outstanding units.

  CVR Energy Transaction Agreement

        On April 18, 2012, CVR Energy entered into a Transaction Agreement (the "Transaction Agreement") with IEP Energy LLC and certain of its affiliates (collectively "IEP"). Pursuant to the Transaction Agreement, IEP offered (the "Offer") to purchase all of the issued and outstanding shares of CVR Energy's common stock (the "IEP Acquisition") for a price of $30.00 per share in cash, without interest, less any applicable withholding taxes, plus one non-transferable contingent cash payment ("CCP") right for each share which represents the contractual right to receive an additional cash payment per share if a definitive agreement for the sale of CVR Energy is executed on or before August 18, 2013 and such transaction closes.

        On May 7, 2012, IEP announced that control of CVR Energy had been acquired through the Offer. As of June 30, 2013, IEP owned approximately 82% of the shares of CVR Energy.

(1)   Formation of the Partnership, Organization and Nature of Business

        In preparation for the initial public offering (the "Initial Public Offering") of CVR Refining, LP (referred to as "CVR Refining" or the "Partnership"), on December 31, 2012, Coffeyville Resources, LLC ("CRLLC"), a wholly-owned subsidiary of CVR Energy, Inc. ("CVR Energy") contributed all of its interests in the operating subsidiaries which constitute its petroleum refining and related logistics business, as well as Coffeyville Finance Inc. ("Coffeyville Finance"), a finance subsidiary formed to serve as a co-issuer of debt securities, to a newly-formed subsidiary, CVR Refining, LLC ("Refining LLC"). The operating subsidiaries that were contributed to Refining LLC include the following entities: Wynnewood Energy Company, LLC ("WEC"); Wynnewood Refining Company, LLC ("WRC"); Coffeyville Resources Refining & Marketing, LLC ("CRRM"); Coffeyville Resources Crude Transportation, LLC ("CRCT"); Coffeyville Resources Terminal, LLC ("CRT"); and Coffeyville Resources Pipeline, LLC ("CRP"). The entities that were contributed by CRLLC to Refining LLC in connection with the Initial Public Offering are referred to herein as the "Refining Subsidiaries." CVR Refining Holdings, LLC ("CVR Refining Holdings"), a wholly-owned subsidiary of CRLLC, contributed its 100% membership interest in Refining LLC to the Partnership or December 31, 2012. In connection with the closing of the Initial Public Offering, CVR Refining Holdings and its subsidiary were issued a designated number of common units of the Partnership, which now equates to an approximately 81% limited partner interest. CRLLC has retained its other assets, including common units representing a 70% limited partner interest in CVR Partners, LP ("CVR Partners"), a NYSE traded manufacturer of nitrogen fertilizer, and a 100% membership interest in CVR GP, LLC, the general partner of CVR Partners.

        The contribution of entities as discussed above by CRLLC to Refining LLC is not considered a business combination accounted for under the purchase method as it is a transfer of assets under common control and, accordingly, balances have been transferred at their historical cost. The combined financial statements for the periods prior to the contribution on December 31, 2012 have been prepared using the Refining Subsidiaries' historical basis in the assets and liabilities, and include all revenues, costs, assets and liabilities attributed to these entities.

  Initial Public Offering of CVR Refining, LP

        On January 23, 2013, the Partnership completed the Initial Public Offering. The Partnership sold 24,000,000 common units at a price of $25.00 per common unit. Of the common units issued, 4,000,000 units were purchased by an affiliate of Icahn Enterprises. Additionally, on January 30, 2013, the underwriters closed their option to purchase an additional 3,600,000 common units at a price of $25.00 per common unit. The common units, which are listed on the NYSE, began trading on January 17, 2013 under the symbol "CVRR." In connection with the Initial Public Offering, the Partnership paid approximately $32.5 million in underwriting fees and incurred approximately $3.9 million of other offering costs.

        The net proceeds to CVR Refining of the Initial Public Offering were approximately $653.6 million after deducting underwriting discounts and commissions and offering expenses from the Initial Public Offering have been, or will be, utilized as follows:

  •
  approximately $253.0 million was used to repurchase CRLLC's 10.875% senior secured notes due 2017 (including accrued interest);

  •
  approximately $160.0 million will be used to prefund certain maintenance and environmental capital expenditures through 2014;
  •
  approximately $54.0 million was used to fund the turnaround expenses at the Wynnewood refinery that were incurred during the fourth quarter of 2012;

  •
  approximately $85.1 million was distributed to CRLLC; and

  •
  the balance of the proceeds will be utilized for general corporate purposes.

        Prior to the closing of the Initial Public Offering, the Partnership distributed approximately $150.0 million of cash on hand to CRLLC. Subsequent to the closing of the Initial Public Offering, common units held by public security holders represented approximately 19% of all outstanding limited partner interests (this number includes the common units held by an affiliate of Icahn Enterprises, representing approximately 3% of all outstanding limited partner interests) and CVR Refining Holdings, LLC held common units approximating 81% of all outstanding limited partner interests.

        The Partnership's general partner, CVR Refining GP, LLC, manages the Partnership's activities subject to the terms and conditions specified in the Partnership's partnership agreement. The Partnership's general partner is owned by CVR Refining Holdings. The operations of the general partner, in its capacity as general partner, are managed by its board of directors. Actions by the general partner that are made in its individual capacity are made by CVR Refining Holdings as the sole member of the Partnership's general partner and not by the board of directors of the general partner. The Partnership's general partner is not elected by the Partnership's unitholders and will not be subject to re-election on a regular basis in the future. The officers of the general partner manage the day-to-day affairs of the business.

        The Partnership has adopted a policy pursuant to which it will distribute all of the available cash it generates each quarter. The available cash for each quarter will be determined by the board of directors of the Partnership's general partner following the end of such quarter and will generally be distributed within 60 days of quarter end. The partnership agreement does not require that the Partnership make cash distributions on a quarterly basis or at all, and the board of directors of the general partner of the Partnership can change the distribution policy at any time.

        In connection with the Initial Public Offering, the Partnership entered into a services agreement, pursuant to which the Partnership and its general partner will obtain certain management and other services from CVR Energy. In addition, by virtue of the fact that the Partnership is a controlled affiliate of CVR Energy, the Partnership is bound by an omnibus agreement entered into by CVR Energy, CVR Partners and the general partner of CVR Partners, pursuant to which the Partnership may not, engage in, whether by acquisition or otherwise, the production, transportation or distribution, on a wholesale basis, of fertilizer in the contiguous United States, or a fertilizer restricted business, for so long as CVR Energy and certain of its affiliates continue to own at least 50% of CVR Partners' outstanding units.

        See Note 18 ("Subsequent Events") for further discussion on the Initial Public Offering and related events.